Shareholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of accumulated other comprehensive income
Accumulated other comprehensive income, net unrealized gains on securities, beginning balance	$ 491	$ 167	$ (717)
Accumulated other comprehensive income, foreign currency translation adjustments, ending balance	9	12	5
Other comprehensive income, net unrealized gains on securities, pre-tax	141	507	1,396
Other comprehensive income, net unrealized gains on securities, tax	(49)	(177)	(489)
Other comprehensive income, net unrealized gains on securities, noncontrolling interests	(5)	(2)	(6)
Other comprehensive income, net unrealized gains on securities, net of tax	87	328	901
Change in accumulated other comprehensive income due to cumulative effect of accounting change, net unrealized gains on securities		(4)	(17)
Accumulated other comprehensive income, net unrealized gains on securities, ending balance	578	491	167
Accumulated other comprehensive income, foreign currency translation adjustments, beginning balance	12	5	(13)
Other comprehensive income, foreign currency translation adjustments, pre-tax	(2)	8	19
Other comprehensive income, foreign currency translation adjustments, noncontrolling interests	(1)		(1)
Other comprehensive income, foreign currency translation adjustments, net of tax	(3)	8	18
Other change in accumulated other comprehensive income, foreign currency translation adjustments		(1)
Accumulated other comprehensive income, pension and other postretirement plans adjustments, beginning balance	(8)	(8)	(7)
Other comprehensive income, pension and other postretirement plans adjustments, pre-tax	1		(2)
Other comprehensive income, pension and other postretirement plans adjustments, tax			1
Other comprehensive income, pension and other postretirement plans adjustments, net of tax	1		(1)
Accumulated other comprehensive income, pension and other postretirement plans adjustments, ending balance	(7)	(8)	(8)
Accumulated other comprehensive income, total, Beginning balance	495	164	(737)
Other comprehensive income, total, pre-tax	140	515	1,413
Other comprehensive income, total, tax	(49)	(177)	(488)
Other comprehensive income, total, noncontrolling interests	(6)	(2)	(7)
Other comprehensive income, total, net of tax	85	336	918
Other change in accumulated other comprehensive income, total		(5)	(17)
Accumulated other comprehensive income, total, Ending balance	$ 580	$ 495	$ 164